PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 24 of the Fund's Prospectus and in Rights of Accumulation on page 55 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND - USD ($)	Class A	Class C	Class Q	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fees	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND		Class A	Class C	Class Q	Class Z
Management fees		1.05%	1.05%	1.05%	1.05%
+ Distribution and service (12b-1) fees		0.30%	1.00%	none	none
+ Other expenses	[1]	2.54%	2.54%	2.08%	2.54%
= Total annual Fund operating expenses		3.89%	4.59%	3.13%	3.59%
– Fee waiver and/or expense reimbursement		(2.44%)	(2.39%)	(1.93%)	(2.39%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.45%	2.20%	1.20%	1.20%
[1]	Other expenses have been adjusted to reflect current expenses.
[2]	The manager of the Fund has contractually agreed through February 28, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.20% of the Fund's average daily net assets. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Separately, the distributor of the Fund has contractually agreed through February 28, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Fund's Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	689	1,459	2,246	4,291
Class C	323	1,171	2,126	4,549
Class Q	122	784	1,471	3,304
Class Z	122	878	1,655	3,697

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	689	1,459	2,246	4,291
Class C	223	1,171	2,126	4,549
Class Q	122	784	1,471	3,304
Class Z	122	878	1,655	3,697

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in the equity and equity-related securities of companies located in or otherwise economically tied to emerging markets countries. The Fund defines emerging markets countries as countries that are classified by MSCI as either emerging or frontier markets. The Fund may invest in securities of issuers of any market capitalization size. The Fund may invest a large portion of its assets in a single country or region. The Fund may also invest in A-Shares using the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program and other similar programs.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Emerging Markets Risk. The risks of foreign investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Country Risk. Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Geographic Concentration Risk. The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions. Concentrating investments in China subjects the Fund to additional risks and may make it more volatile than geographically diverse funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If sales charges were included, the annual total returns would be lower than those shown. Without the contractual expense limitation and the distribution and service (12b-1) fee waiver, the annual returns would have been lower as well.

Best Quarter:	Worst Quarter:
7.29%	-18.22%
3rd Quarter 2016	3rd Quarter 2015

Average Annual Total Returns % (including sales charges) (as of 12-31-16)
Average Annual Total Returns - PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class C shares	(3.89%)			(7.80%)	Sep. 16, 2014
Class Q shares	(1.96%)			(6.87%)	Sep. 16, 2014
Class Z shares	(1.97%)			(6.93%)	Sep. 16, 2014
Class A Shares	(7.58%)			(9.39%)	Sep. 16, 2014
Class A Shares | Return After Taxes on Distributions	(7.58%)			(9.39%)	Sep. 16, 2014
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	(4.29%)			(7.04%)	Sep. 16, 2014
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	11.19%			(4.42%)
Lipper Emerging Markets Funds Average (reflects no deduction for sales charges or taxes)	8.77%			(5.27%)

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.